Variable Interest Entity (Details) - Schedule of statements of cash flow - Variable Interest Entity, Primary Beneficiary [Member] $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	¥ 193,845,889	$ 27,786,745	¥ 101,291,046	¥ 108,057,941
Net cash used in investing activities	(126,445,437)	(18,125,260)	(98,597,356)	(118,364,263)
Net cash used in financing activities	(40,770,037)	(5,844,161)	(2,663,285)	(3,800,000)
Effect of exchange rate on cash and cash equivalents	(327,988)	(47,015)
Net (decrease) increase in cash and cash equivalents	26,302,427	3,770,309	1,433,789	(14,340,446)
CASH AND CASH EQUIVALENTS, beginning of year	14,095,423	2,020,502	12,661,634	27,002,080
CASH AND CASH EQUIVALENTS, end of year	¥ 40,397,850	$ 5,790,811	¥ 14,095,423	¥ 12,661,634